Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 25,682,741	¥ 8,656,322	¥ 3,353,236	¥ 3,689,228
Interest-earning deposits in other banks		38,327,029	41,017,579
Trading account assets		41,320,049	50,825,399
Investment securities		43,233,581	45,647,614
Loans-net of unearned income, unamortized premiums and deferred loan fees	[1]	118,214,972	122,790,958
Deposits		190,401,623	181,438,087
Funds borrowed:
Call money, funds purchased		1,974,977	1,388,589
Payables under repurchase agreements		16,081,499	22,114,424
Payables under securities lending transactions		5,549,004	4,710,407
Other short-term borrowings		7,970,446	9,358,020
Long-term debt		27,743,443	21,959,136
Trading account liabilities		18,790,133	21,025,012
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		1,179,613	870,492
Interest-earning deposits in other banks		6,798,036	7,445,190
Total		7,977,649	8,315,682
Trading account assets		27,436,540	35,572,903
Investment securities		6,863,563	7,699,198
Loans-net of unearned income, unamortized premiums and deferred loan fees		51,191,297	50,359,697
Deposits		45,264,323	45,738,855
Funds borrowed:
Call money, funds purchased		362,984	335,003
Payables under repurchase agreements		10,544,210	9,986,251
Payables under securities lending transactions		75,916	183,664
Other short-term borrowings		5,080,452	5,218,502
Long-term debt		2,579,053	3,450,351
Total		18,642,615	19,173,771
Trading account liabilities		¥ 8,298,435	¥ 7,870,518

[1]	The above table includes loans held for sale of ¥100,889 million and ¥185,940 million at March 31, 2016 and 2017, respectively.